WILSHIRE MUTUAL FUNDS, INC.
                         (the "Company")

             Supplement dated October 30, 2003 to the
    Prospectuses of the Investment, Institutional and Horace Mann
        Class Shares of the Company each dated May 1, 2003

This Supplement information replaces and supersedes any contrary information contained in the Prospectuses.

EFFECTIVE NOVEMBER 15, 2003,THE FOLLOWING INFORMATION REPLACES INFORMATION FOUND ON PAGE 23 OF THE INVESTMENT AND INSTITUTIONAL CLASS SHARES PROSPECTUS AND PAGE 8 OF THE HORACE MANN CLASS SHARES PROSPECTUS UNDER THE HEADING "HOW TO BUY PORTFOLIO SHARES" AND THE SUB-HEADING "WIRE PAYMENTS" BY CHANGING THE WIRE INSTRUCTIONS TO THE FOLLOWING:

Send funds by wire to:

PNC Bank
Pittsburgh, PA
ABA No:  031000053
Account Number:  8606905548
FFC: [Name of Fund]
FBO: (Insert shareholder name and account number.)

EFFECTIVE NOVEMBER 15, 2003, THE FOLLOWING INFORMATION REPLACES INFORMATION FOUND ON PAGE 24 OF THE INVESTMENT AND INSTITUTIONAL CLASS SHARES PROSPECTUS AND PAGE 8 OF THE HORACE MANN CLASS SHARES PROSPECTUS UNDER THE HEADING "HOW TO BUY PORTFOLIO SHARES" AND THE SUB-HEADING "ELECTRONIC FUNDS TRANSFER" BY CHANGING THE AUTOMATED CLEARING HOUSE INSTRUCTIONS TO THE FOLLOWING:

You must direct the institution to transmit funds through the Automated Clearing House to:

PNC Bank
Pittsburgh, PA
ABA No:  031000053
Account Number:  8606905548
FFC: [Name of Fund]
FBO: (Insert shareholder name and account number.)



                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUSES OF THE COMPANY
                          FOR FUTURE REFERENCE.